Consolidated Statement of Financial Position € in Thousands	Jun. 30, 2021 EUR (€)
Assets.
Intangible assets	€ 1,626
Property, plant and equipment	26,918
Financial assets	2,422
Non-financial assets	301
Investment in an associate	8,301
Non-current assets	39,568
Other financial assets	2,315
Non-financial assets	7,890
Trade receivables	47
Cash and cash equivalents	62,736
Current assets	72,988
Total assets	112,556
EQUITY AND LIABILITIES
Subscribed capital	76
Share premium	384,086
Other capital reserves	93,896
Accumulated loss	(416,575)
Accumulated other comprehensive income (loss)	(119)
Equity	61,364
Other non-current financial liabilities	25
Lease liabilities	10,064
Share-based payment liability	2,596
Provisions	484
Non-current liabilities	10,573
Other current financial liabilities	9,391
Lease liabilities	1,915
Provisions	146
Income tax payable	224
Convertible loans	1,986
Trade and other payables	20,764
Other non-financial liabilities	6,193
Current liabilities	40,619
Total Equity and Liabilities	€ 112,556